UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ballentine Finn & Co., Inc.
Address: 55 Mill Street
         P.O. Box 1860
         Wolfeboro, NH  03894

13F File Number:  28-12011

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roy C. Ballentine
Title:     President
Phone:     603-569-1717

Signature, Place, and Date of Signing:

     Roy C. Ballentine     Wolfeboro, NH     November 21, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $207,403 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    15030      180 SH       SOLE                        0        0      180
CELL THERAPEUTICS INC          COM              150934107       54    20000 SH       SOLE                        0        0    20000
CHUBB CORP                     COM              171232101     2472    28876 SH       SOLE                        0        0    28876
CISCO SYS INC                  COM              17275R102      208    10895 SH       SOLE                        0        0    10895
COLT TELECOM GROUP PLC         SPONSORED ADR    196877104      188    44680 SH       SOLE                        0        0    44680
COLT TELECOM GROUP PLC         SPONSORED ADR    196877104      307   288338 SH       SOLE                        0        0   288338
CONOCOPHILLIPS                 COM              20825C104      332     5780 SH       SOLE                        0        0     5780
GENERAL ELEC CO                COM              369604103      515    14850 SH       SOLE                        0        0    14850
GENESYS S A                    SP ADR REP 1/2   37185M100       97    55239 SH       SOLE                        0        0    55239
INTEL CORP                     COM              458140100      413    15858 SH       SOLE                        0        0    15858
INVESTMENT TECHNOLOGY GRP NE   COM              46145F105     1005    47791 SH       SOLE                        0        0    47791
ISHARES TR                     MSCI EMERG MKT   464287234      382     5340 SH       SOLE                        0        0     5340
ISHARES TR                     DJ SEL DIV INX   464287168      293     4740 SH       SOLE                        0        0     4740
ISHARES TR                     US TIPS BD FD    464287176      241     2250 SH       SOLE                        0        0     2250
ISHARES TR                     MSCI EAFE IDX    464287465    34667   661707 SH       SOLE                        0        0   661707
ISHARES TR                     RUSSELL1000VAL   464287598    18371   275681 SH       SOLE                        0        0   275681
ISHARES TR                     S&P SMLCP VALU   464287879    10215   165746 SH       SOLE                        0        0   165746
ISHARES TR                     S&P SMLCAP 600   464287804    10957   199146 SH       SOLE                        0        0   199146
ISHARES TR                     S&P 500 INDEX    464287200    15777   132454 SH       SOLE                        0        0   132454
ISHARES TR                     S&P500/BAR VAL   464287408      496     7958 SH       SOLE                        0        0     7958
ISHARES TR                     RUSL 2000 VALU   464287630      776    12075 SH       SOLE                        0        0    12075
ISHARES TR                     RUSL 2000 GROW   464287648      436     6730 SH       SOLE                        0        0     6730
ISHARES TR                     RUSSELL 1000     464287622    14006   217289 SH       SOLE                        0        0   217289
ISHARES TR                     RUSSELL1000GRW   464287614     5371   111900 SH       SOLE                        0        0   111900
ISHARES TR                     RUSSELL 2000     464287655     3363    52796 SH       SOLE                        0        0    52796
JOHNSON & JOHNSON              COM              478160104      284     4375 SH       SOLE                        0        0     4375
LEXAR MEDIA INC                COM              52886P104       69    14000 SH       SOLE                        0        0    14000
LIMITED BRANDS INC             COM              532716107     1421    66332 SH       SOLE                        0        0    66332
MBNA CORP                      COM              55262L100      241     9200 SH       SOLE                        0        0     9200
MIDCAP SPDR TR                 UNIT SER 1       595635103     2289    18273 SH       SOLE                        0        0    18273
NASDAQ 100 TR                  UNIT SER 1       631100104     2174    59107 SH       SOLE                        0        0    59107
PAYCHEX INC                    COM              704326107     3396   104435 SH       SOLE                        0        0   104435
PFIZER INC                     COM              717081103     4232   153428 SH       SOLE                        0        0   153428
PROCTER & GAMBLE CO            COM              742718109      228     4318 SH       SOLE                        0        0     4318
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803     1174    58915 SH       SOLE                        0        0    58915
SPDR TR                        UNIT SER 1       78462F103    54753   459414 SH       SOLE                        0        0   459414
VANGUARD INDEX TR              REIT VIPERS      922908553     1170    19934 SH       SOLE                        0        0    19934